accounting policy developments	12 Months Ended
Dec. 31, 2018
accounting policy developments
accounting policy developments

2     accounting policy developments

(a)    Initial application of standards, interpretations and amendments to standards and interpretations in the reporting period

•

Amendments to standards arising from Annual Improvements to IFRSs 2015-2017 Cycle were required to be applied for years beginning on or after January 1, 2019; such application has had no effect on our financial performance or disclosure.

•

Amendments to standards arising from Annual Improvements to IFRSs 2014-2016 Cycle were required to be applied for years beginning on or after January 1, 2017 (for IFRS 12, Disclosure of Interests in Other Entities), and January 1, 2018 (for the balance of the amendments); such application has had no effect on our financial performance or disclosure.

•

IFRS 9, Financial Instruments, is required to be applied for years beginning on or after January 1, 2018, with retrospective application. The new standard includes a model for the classification and measurement of financial instruments, a single forward-looking “expected loss” impairment model and a reformed approach to hedge accounting. Our financial performance is currently not materially affected by the retrospective application of the standard, nor is our financial position, as set out in (c) following.

The previous measurement category and carrying amount of  our portfolio investments (see Note 20) determined in accordance with IAS 39, Financial Instruments: Recognition and Measurement and the measurement category and carrying amount determined under the new standard are as follows:

	December 31, 2017			January 1, 2017
	As previously	IFRS 9	As currently	As previously	IFRS 9	As currently
As at (millions)	reported	effects	reported	reported	effects	reported
Classified as
Available-for-sale financial assets	$41	$(41)	$—	$62	$(62)	$—
Fair value through net income [1]	—	20	20	—	41	41
Fair value through other comprehensive income	—	21	21	—	21	21
	$41	$—	$41	$62	$—	$62
1

Arising from the classification of investments as accounted for at fair value through net income under the new standard, as at December 31, 2017, $4 (January 1, 2017 – $3), net of income tax effects of $1 (January 1, 2017 – $1), has been adjusted to retained earnings from accumulated other comprehensive income.

•

IFRS 15, Revenue from Contracts with Customers, is required to be applied for years beginning on or after January 1, 2018. The International Accounting Standards Board and the Financial Accounting Standards Board of the United States worked on this joint project to clarify the principles for the recognition of revenue. The new standard was released in May 2014 and supersedes existing standards and interpretations, including IAS 18, Revenue. We have applied the standard retrospectively to prior reporting periods, subject to permitted and elected practical expedients.

The effects of the new standard and the materiality of those effects vary by industry and entity; the effects of our retrospective application are set out in (c) following. Like many other telecommunications companies, we are materially affected by its application, primarily in respect of the timing of revenue recognition, the classification of revenue, the capitalization of the costs of obtaining a contract with a customer and the capitalization of the costs of contract fulfilment (as defined by the new standard).

Revenue – timing of recognition; classification

The timing of revenue recognition and the classification of our revenues as either service revenues or equipment revenues are affected, since the allocation of consideration in multiple element arrangements (solutions for our customers that may involve deliveries of multiple services and products that occur at different points in time and/or over different periods of time) is no longer affected by the limitation cap methodology previously required by generally accepted accounting principles.

The effects of the timing of revenue recognition and the classification of revenue are most pronounced in our wireless results. Although the measurement of the total revenue recognized over the life of a contract is largely unaffected by the new standard, the prohibition of the use of the limitation cap methodology accelerates the recognition of total contract revenue, relative to both the associated cash inflows from customers and our previous practice (using the limitation cap methodology); as set out in (c) following, cash inflows are unaffected. The acceleration of the recognition of contract revenue relative to the associated cash inflows also results in the recognition of an amount reflecting the resulting difference as a contract asset. Although the underlying transaction economics do not differ, during periods of sustained growth in the number of wireless subscriber connection additions, assuming comparable contract-lifetime per unit cash inflows, revenues would appear to be greater than under the previous practice (using the limitation cap methodology). Wireline results arising from transactions that include the initial provision of subsidized equipment or promotional pricing plans will be similarly affected.

We have applied the new standard retrospectively, subject to associated decisions in respect of transitional provisions and permitted practical expedients. The contract asset initially recorded upon transition to the new standard represents revenues that will not be, and have not been, reflected at any time in our periodic results of operations, but that would have been if not for the transition to the new standard; the effect of this “pulling forward” of revenues is expected to be somewhat muted by the composite ongoing inception, maturation and expiration of millions of multi-year contracts with our customers.

Costs of contract acquisition; costs of contract fulfilment – timing of recognition

Similarly, the measurement of the total costs of contract acquisition and contract fulfilment over the life of a contract is unaffected by the new standard, but the timing of recognition is. The new standard results in our costs of contract acquisition and contract fulfilment, to the extent that they are material, being capitalized and subsequently recognized as an expense over the life of a contract on a rational, systematic basis consistent with the pattern of the transfer of goods or services to which the asset relates. Although the underlying transaction economics would not differ, during periods of sustained growth in the number of customer connection additions, assuming comparable per unit costs of contract acquisition and contract fulfilment, absolute profitability measures would appear to be greater than under the previous practice (immediate expensing of such costs).

Implementation

Our operations and associated systems are complex and our accounting for millions of multi-year contracts with our customers was affected. Significantly, in order to give effect to the new accounting methodology, incremental compilation of historical data was necessary for our millions of already existing multi-year contracts with our customers that were in-scope for purposes of transitioning to the new standard.

After a multi-year expenditure of time and effort, we developed the accounting policies, estimates, judgments and processes necessary to transition to the new standard. Upon completion of the implementation of these items, which included the critical incremental requirements of our information technology systems, we completed the incremental compilation of historical data and the related accounting for that data, all of which is necessary to transition to the new standard.

We are using the following practical expedients provided for in, and transitioning to, the new standard:

•	No restatement for contracts that were completed as at January 1, 2017, or earlier.
•

No restatement for contracts that were modified prior to January 1, 2017. The aggregate effect of all such modifications will be reflected when identifying satisfied and unsatisfied performance obligations and the transaction prices to be allocated thereto, and when determining the transaction prices.

•	No disclosure of the aggregate transaction prices allocated to remaining unfulfilled, or partially unfulfilled, performance obligations for all periods ending prior to January 1, 2018.

(b)    Standards, interpretations and amendments to standards not yet effective and not yet applied

•

In January 2016, the International Accounting Standards Board released IFRS 16, Leases, which is required to be applied for years beginning on or after January 1, 2019, and which supersedes IAS 17, Leases. The International Accounting Standards Board and the Financial Accounting Standards Board of the United States worked together to modify the accounting for leases, generally by eliminating lessees’ classification of leases as either operating leases or finance leases and, for IFRS-IASB, introducing a single lessee accounting model.

The most significant effect of the new standard will be the lessee’s recognition of the initial present value of unavoidable future lease payments as right-of-use lease assets and lease liabilities on the statement of financial position, including those for most leases that would currently be accounted for as operating leases. Both leases with durations of 12 months or less and leases for low-value assets may be exempted.

The measurement of the total lease expense over the term of a lease will be unaffected by the new standard. However, the new standard will result in an acceleration of the timing of lease expense recognition for leases that would currently be accounted for as operating leases; the International Accounting Standards Board expects that this effect may be muted by a lessee having a portfolio of leases with varying maturities and lengths of term, and we expect that we will be similarly affected. The presentation on the statement of income and other comprehensive income required by the new standard will result in the presentation of most non-executory lease expenses as depreciation of right-of-use lease assets and financing costs arising from lease liabilities, rather than as a part of goods and services purchased (executory lease expenses will remain a part of goods and services purchased); reported operating income would thus be higher under the new standard.

Relative to the results of applying the current standard, although actual cash flows will be unaffected, the lessee’s statement of cash flows will reflect increases in cash flows from operating activities offset equally by decreases in cash flows from financing activities. This is the result of the presentation of the payments of the “principal” component of leases that would currently be accounted for as operating leases as a cash flow use within financing activities under the new standard.

We will be applying the standard retrospectively, with the cumulative effect of the initial application of the new standard recognized at the date of initial application, January 1, 2019, subject to permitted and elected practical expedients; such method of application would not result in the retrospective adjustment of amounts reported for periods prior to fiscal 2019. The nature of the transition method selected is such that the lease population as at January 1, 2019, and the discount rates determined contemporaneously, will be the basis for the cumulative effects recorded as of that date.

Implementation

As a transitional practical expedient permitted by the new standard, we will not reassess whether contracts are, or contain, leases as at January 1, 2019, applying the criteria of the new standard; as at January 1, 2019, only contracts that were previously identified as leases applying IAS 17, Leases, and IFRIC 4, Determining whether an Arrangement contains a Lease, will be a part of the transition to the new standard. Only contracts entered into (or changed) after January 1, 2019, will be assessed for being, or containing, leases applying the criteria of the new standard.

IFRS 16, Leases, will affect the fiscal 2019 opening amounts to be reported in our fiscal 2019 Consolidated statements of financial position as follows:

	Excluding
	effects of	IFRS 16
As at January 1, 2019 (billions)	IFRS 16	effects		Pro forma
Non-current assets
Property, plant and equipment, net	$12.1		$1.0		$13.1
Current liabilities
Provisions	$0.1	$	*		$0.1
Current maturities of long-term debt	$0.8		$0.2		$1.0
Non-current liabilities
Provisions	$0.7	$	*		$0.7
Long-term debt	$13.3		$1.1		$14.4
Other long-term liabilities	$0.7	$	*		$0.7
Deferred income taxes	$3.2		$(0.1)		$3.1
Owners’ equity
Retained earnings	$4.5		$(0.2)		$4.3
Accumulated other comprehensive income	$ *	$	*	$	*
Non-controlling interests	$0.1	$	*		$0.1

*     Amounts less than $0.1 billion.

The weighted average discount rate reflected in the lease liability recognized on transition was 4.55%. The difference between the total of the minimum lease payments set out in Note 19 and the additions to long-term debt set out in the table above arises because of the effect of discounting the minimum lease payments (approximately two-thirds of the difference) and because the minimum lease payments set out in Note 19 include payments for leases that have commencement dates subsequent to December 31, 2018 (approximately one-third of the difference).

•

In October 2018, the International Accounting Standards Board amended IFRS 3, Business Combinations, seeking to clarify whether an acquisition transaction results in the acquisition of an asset or the acquisition of a business. The amendments are effective for acquisition transactions on or after January 1, 2020, although earlier application is permitted. The amended standard has a narrower definition of a business, which could result in the recognition of fewer business combinations than under the current standard; the implication of this is that amounts which may have been recognized as goodwill in a business combination under the current standard may now be recognized as allocations to net identifiable assets acquired under the amended standard (with an associated effect in an entity’s results of operations that would differ from the effect of goodwill having been recognized). We are currently assessing the impacts and transition provisions of the amended standard; however, we expect that we will apply the standard prospectively from January 1, 2020. The effects, if any, of the amended standard on our financial performance and disclosure will be dependent on the facts and circumstances of any future acquisition transactions.

(c)    Impacts of application of new standards in fiscal 2018

IFRS 15, Revenue from Contracts with Customers, affected our Consolidated statements of income and other comprehensive income as follows:

	2018			2017
	Excluding			Excluding
	effects of	IFRS 15	As currently	effects of	IFRS 15	As currently
Years ended December 31 (millions except per share amounts)	IFRS 15	effects	reported	IFRS 15	effects	reported
Operating revenues
Service	$13,130	$(1,248)	$11,882	$12,478	$(1,146)	$11,332
Equipment	792	1,421	2,213	724	1,249	1,973
Revenues arising from contracts with customers	13,922	173	14,095	13,202	103	13,305
Other operating income [1]	273	—	273	103	—	103
	14,195	173	14,368	13,305	103	13,408
Operating expenses
Goods and services purchased	6,388	(20)	6,368	5,935	(31)	5,904
Employee benefits expense	2,906	(10)	2,896	2,595	(1)	2,594
Depreciation	1,669	—	1,669	1,617	—	1,617
Amortization of intangible assets	598	—	598	552	—	552
	11,561	(30)	11,531	10,699	(32)	10,667
Operating income	2,634	203	2,837	2,606	135	2,741
Financing costs	661	—	661	573	—	573
Income before income taxes	1,973	203	2,176	2,033	135	2,168
Income taxes	497	55	552	553	37	590
Net income	1,476	148	1,624	1,480	98	1,578
Other comprehensive income [1]	284	—	284	(160)	—	(160)
Comprehensive income [1]	$1,760	$148	$1,908	$1,320	$98	$1,418
Net income attributable to:
Common Shares	$1,452	$148	$1,600	$1,461	$98	$1,559
Non-controlling interests	24	—	24	19	—	19
	$1,476	$148	$1,624	$1,480	$98	$1,578
Comprehensive income attributable to:
Common Shares	$1,750	$148	$1,898	$1,297	$98	$1,395
Non-controlling interests	10	—	10	23	—	23
	$1,760	$148	$1,908	$1,320	$98	$1,418
Net income per Common Share
Basic	$2.43	$0.25	$2.68	$2.46	$0.17	$2.63
Diluted	$2.43	$0.25	$2.68	$2.46	$0.17	$2.63
1

For the year ended December 31, 2017, other operating income and the change in measurement of investment financial assets included within other comprehensive income increased and decreased, respectively, by $1 arising from the designation of financial assets as being accounted for either at fair value through net income or at fair value through other comprehensive income. Such designation of financial assets is required due to the retrospective implementation of IFRS 9, Financial Instruments.

The effects of the transition to IFRS 15 on the line items in the preceding table are set out below:

	Amount of IFRS 15 effect (increase
	(decrease) in millions except per share amounts)
	Allocation of transaction price (affecting timing of revenue recognition)
			Costs incurred to obtain or fulfill a contract with a customer
					Total
Years ended December 31	2018	2017	2018	2017	2018	2017
Operating revenues
Service	$(1,248)	$(1,146)	$—	$—	$(1,248)	$(1,146)
Equipment	$1,421	$1,249	$—	$—	$1,421	$1,249
Goods and services purchased	$—	$5	$(20)	$(36)	$(20)	$(31)
Employee benefits expense	$—	$—	$(10)	$(1)	$(10)	$(1)
Income taxes	$47	$27	$8	$10	$55	$37
Net income attributable to:
Common Shares	$126	$71	$22	$27	$148	$98
Net income per Common Share
Basic	$0.21	$0.12	$0.04	$0.05	$0.25	$0.17
Diluted	$0.21	$0.12	$0.04	$0.05	$0.25	$0.17

Previously, costs incurred to obtain or fulfill a contract with a customer were expensed as incurred. The new standard requires that such costs be capitalized and subsequently recognized as an expense over the life of the contract on a rational, systematic basis consistent with the pattern of the transfer of goods or services to which the asset relates.

This has the effect of reducing the costs recognized in the period arising from contracts with customers entered into during the period, offset by the amortization of capitalized costs arising from contracts with customers entered into in previous periods.

Previously, a “limitation cap” constrained the recognition of revenue in a multiple element arrangement to an amount that was not contingent upon either delivering additional items or meeting other specified performance conditions. The new standard requires that amounts contingently billable and collectible in the future be recognized currently as revenue to the extent we have currently satisfied our performance obligations to the customer; this is the new standard’s most significant effect on us.

For a contract with a customer, this has the effect of allocating more of the consideration to equipment revenue, which is recognized at the inception of the contract, and less to future service revenue.

IFRS 15, Revenue from Contracts with Customers, affected our Consolidated statements of financial position as follows:

As at (millions)	December 31, 2018			December 31, 2017 [1]			January 1, 2017
	Excluding			Excluding			Excluding
	effects	IFRS 15	As currently	effects	IFRS 15	As currently	effects	IFRS 15	As currently
	of IFRS 15	effects	reported	of IFRS 15	effects	reported	of IFRS 15	effects	reported
ASSETS
Current assets
Cash and temporary investments, net	$414	$—	$414	$509	$—	$509	$432	$—	$432
Accounts receivable	1,609	(9)	1,600	1,623	(9)	1,614	1,471	(9)	1,462
Income and other taxes receivable	3	—	3	96	—	96	9	—	9
Inventories	374	2	376	378	2	380	318	2	320
Contract assets	—	860	860	—	757	757	—	700	700
Prepaid expenses	278	261	539	260	233	493	233	210	443
Current derivative assets	49	—	49	18	—	18	11	—	11
	2,727	1,114	3,841	2,884	983	3,867	2,474	903	3,377
Non-current assets
Property, plant and equipment, net	12,091	—	12,091	11,368	—	11,368	10,464	—	10,464
Intangible assets, net	10,956	—	10,956	10,658	—	10,658	10,364	—	10,364
Goodwill, net	4,733	—	4,733	4,236	—	4,236	3,787	—	3,787
Contract assets	—	458	458	—	396	396	—	352	352
Other long-term assets	876	110	986	421	107	528	640	93	733
	28,656	568	29,224	26,683	503	27,186	25,255	445	25,700
	$31,383	$1,682	$33,065	$29,567	$1,486	$31,053	$27,729	$1,348	$29,077
LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Short-term borrowings	$100	$—	$100	$100	$—	$100	$100	$—	$100
Accounts payable and accrued liabilities	2,570	—	2,570	2,460	—	2,460	2,330	—	2,330
Income and other taxes payable	218	—	218	34	—	34	37	—	37
Dividends payable	326	—	326	299	—	299	284	—	284
Advance billings and customer deposits	810	(157)	653	782	(150)	632	737	(153)	584
Provisions	129	—	129	78	—	78	124	—	124
Current maturities of long-term debt	836	—	836	1,404	—	1,404	1,327	—	1,327
Current derivative liabilities	9	—	9	33	—	33	12	—	12
	4,998	(157)	4,841	5,190	(150)	5,040	4,951	(153)	4,798
Non-current liabilities
Provisions	728	—	728	511	—	511	395	—	395
Long-term debt	13,265	—	13,265	12,256	—	12,256	11,604	—	11,604
Other long-term liabilities	738	—	738	847	—	847	736	—	736
Deferred income taxes	2,656	496	3,152	2,500	441	2,941	2,107	404	2,511
	17,387	496	17,883	16,114	441	16,555	14,842	404	15,246
Liabilities	22,385	339	22,724	21,304	291	21,595	19,793	251	20,044
Owners’ equity
Common equity	8,916	1,343	10,259	8,221	1,195	9,416	7,917	1,097	9,014
Non-controlling interests	82	—	82	42	—	42	19	—	19
	8,998	1,343	10,341	8,263	1,195	9,458	7,936	1,097	9,033
	$31,383	$1,682	$33,065	$29,567	$1,486	$31,053	$27,729	$1,348	$29,077
1	Goodwill and non-current provisions have been adjusted as set out in Note 18(c).

The effects of the transition to IFRS 15 on the line items in the preceding table are set out below:

	Amount of IFRS 15 effect (increase (decrease) in millions)
	Allocation of transaction price (affecting timing of revenue recognition)
				Costs incurred to obtain or fulfill a contract with a customer
							Total
	Dec. 31,	Dec. 31,	Jan. 1,	Dec. 31,	Dec. 31,	Jan. 1,	Dec. 31,	Dec. 31,	Jan. 1,
As at	2018	2017	2017	2018	2017	2017	2018	2017	2017
Current assets
Accounts receivable	$(9)	$(9)	$(9)	$—	$—	$—	$(9)	$(9)	$(9)
Inventories	$2	$2	$2	$—	$—	$—	$2	$2	$2
Contract assets, net	$860	$757	$700	$—	$—	$—	$860	$757	$700
Prepaid expenses and other	$—	$—	$—	$261	$233	$210	$261	$233	$210
Non-current assets
Contract assets, net	$458	$396	$352	$—	$—	$—	$458	$396	$352
Other long-term assets	$—	$—	$—	$110	$107	$93	$110	$107	$93
Advance billings and customer deposits	$(157)	$(150)	$(153)	$—	$—	$—	$(157)	$(150)	$(153)
Deferred income taxes	$396	$349	$322	$100	$92	$82	$496	$441	$404
Retained earnings	$1,072	$947	$876	$271	$248	$221	$1,343	$1,195	$1,097

Previously, costs incurred to obtain or fulfill a contract with a customer were expensed as incurred. The new standard requires that such costs be capitalized and subsequently recognized as an expense over the life of the contract on a rational, systematic basis consistent with the pattern of the transfer of goods or services to which the asset relates.

Increases in the amount of costs capitalized in the period arising from contracts with customers entered into during the period are offset by the amortization of capitalized costs arising from contracts with customers entered into in previous periods.

Previously, a “limitation cap” constrained the recognition of revenue in a multiple element arrangement to an amount that was not contingent upon either delivering additional items or meeting other specified performance conditions. The new standard requires that amounts contingently billable and collectible in the future be recognized currently as revenue to the extent we have currently satisfied our performance obligations to the customer; this is the new standard’s most significant effect on us.

The difference between the revenue recognized currently and the amount currently collected/collectible is recognized on the statement of financial position as a contract asset.

The contract asset recorded at January 1, 2017, represents revenues that will not be, and have not been, reflected at any time in our periodic results of operations, but would have been if not for the transition to the new standard; the effect of this “pulling forward” of revenues is expected to be somewhat muted by the composite ongoing inception, maturation and expiration of millions of multi-year contracts with our customers.

IFRS 15, Revenue from Contracts with Customers, affected our Consolidated statements of cash flows as follows:

	2018			2017
	Excluding			Excluding
	effects of	IFRS 15	As currently	effects of	IFRS 15	As currently
Year ended December 31 (millions)	IFRS 15	effects	reported	IFRS 15	effects	reported
OPERATING ACTIVITIES
Net income [1]	$1,476	$148	$1,624	$1,480	$98	$1,578
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	2,267	—	2,267	2,169	—	2,169
Deferred income taxes	19	55	74	430	37	467
Share-based compensation expense, net	6	—	6	17	—	17
Net employee defined benefit plans expense	95	—	95	82	—	82
Employer contributions to employee defined benefit plans	(53)	—	(53)	(67)	—	(67)
Non-current contract assets	—	(62)	(62)	—	(44)	(44)
Income from equity accounted investments	(170)	—	(170)	(4)	—	(4)
Shares settled from Treasury	100	—	100	—	—	—
Other [1]	(76)	(3)	(79)	(18)	(14)	(32)
Net change in non-cash operating working capital	394	(138)	256	(142)	(77)	(219)
Cash provided by operating activities	$4,058	$—	$4,058	$3,947	$—	$3,947

1

For the year ended December 31, 2017, net income and other increased and decreased, respectively, by $1 arising from the designation of financial assets as being accounted for either at fair value through net income or at fair value through other comprehensive income. Such designation of financial assets is required due to the retrospective implementation of IFRS 9, Financial Instruments.